Provision for landfill closure, Changes in provisions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in provisions [Roll Forward]
Additions	R$ 98,004	R$ 83,852	R$ 113,155
Reversal	33,151	17,383	44,961
Provision for Landfill Closure [Member]
Changes in provisions [Roll Forward]
Balance at beginning of period	101,620	83,071	65,584
Additions	31,318	10,094	11,577
Effect of passage of time	(4,555)	8,455	5,910
Reversal	(4,685)	0	0
Amount used	(10,166)	0	0
Balance at end of period	R$ 113,532	R$ 101,620	R$ 83,071